Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0000317187
Registrant Name	PPL ELECTRIC UTILITIES CORP
Registration File Number	333-277140-03
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES